Route and Customer Acquisition Costs (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Schedule of Route and Customer Acquisition Costs

Route and customer acquisition costs consist of the following at December 31 (in thousands):

	2019	2018
Cost	$28,501	$27,726
Accumulated amortization	(11,102)	(13,732)

Route and customer acquisition costs, net	$17,399	$13,994